Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The SEC has adopted rules requiring disclosure of the relationship between executive compensation and financial performance. Consistent with these rules, the Corporation (“CZNC”) is disclosing the information presented in this “Pay Versus Performance” section. The Corporation’s process for evaluating executive compensation is described in the Compensation Discussion and Analysis section of this proxy statement.

The following table sets forth summary information concerning executive compensation for each of the last five years.

Pay Versus Performance
For the Years Ended December 31, 2024, 2023, 2022, 2021 and 2020

					Value of Initial Fixed $100 Investment on 12/31/2019 Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($)	(PPNR- NCOs)/ Average Equity (1)
2024	1,445,245	1,357,418	535,116	516,576	85.52	128.85	25,958,000	12.34%
2023	1,225,587	1,219,593	478,533	469,811	97.39	106.87	24,148,000	13.13%
2022	1,088,120	915,313	463,238	404,421	93.91	110.67	26,618,000	13.86%
2021	1,109,193	1,203,089	475,533	514,543	102.47	132.19	30,554,000	13.59%
2020	1,045,911	952,598	488,880	437,792	74.23	92.50	19,222,000	12.77%

(1)	In 2024, the Corporation changed its Company-Selected Measure from Core Return on Average Equity (Core ROAE) to Pre-Tax Pre-Provision less Net-Charge Offs as a percentage of Average Equity (PPNR-NCOs/Average Equity).

Mr. Scovill, the CEO, was the PEO in each of the five years presented in the table above. The non-PEO named executive officers included in table above are Mr. Hughes, Mr. Hoose, Mr. Rush and Stan Dunsmore for 2020 through 2023 and Ms. Cwiklinski in 2024.

The index values shown in the table above are market-weighted dividend-reinvestment numbers, which measure the total return for investing $100.00 five years ago. The Peer Group Total Shareholder Return amounts are determined based on the NASDAQ Bank Index.

A reconciliation of Summary Compensation Table Total amounts to amounts described as “Actually Paid” for each year in the Pay Versus Performance table above is presented in the following table.

						Add: Change in		Less: Fair Value
					Add: Fair Value	Fair Value of		at End of Prior
				Less: Stock	at Year-end of	Awards	Add: Change in	Year of any
				Awards from	Stock Awards	Granted in	Fair Value of	Awards
				Summary	Granted	any	Shares that	Granted
				Compensation	During the	Prior Year	Vested as of	in a Prior Year
				Table	Year that are	that are	the Vesting	that Failed to
		Summary	Less:	Valued	Outstanding	Outstanding	Date as	Meet Vesting	Total
		Compensation	Change in	Based on	and Unvested	and Unvested	Compared	Conditions	Compensation
		Table	Pension	Fair Value at	at the End	at the End	to the End of	in the	Actually
	Year	Total	Value	Grant Date	of the Year	of the Year	the Prior Year	Covered Year	Paid
PEO	2024	1,445,245	-	577,792	530,565	(25,918)	(14,682)	-	1,357,418
	2023	1,225,587	-	132,301	127,088	(4,102)	3,321	-	1,219,593
	2022	1,088,120	-	224,429	170,879	(21,457)	(6,693)	91,107	915,313
	2021	1,109,193	-	213,754	278,883	45,198	9,222	25,653	1,203,089
	2020	1,045,911	-	196,638	175,723	(52,243)	(1,905)	18,250	952,598
AVERAGE OF	2024	535,116	-	64,702	59,478	(8,886)	(4,430)	-	516,576
NON-PEO	2023	478,533	4,252	49,531	47,580	(1,448)	(1,071)	-	469,811
NEOs	2022	463,238	-	85,869	65,197	(8,644)	(3,198)	26,303	404,421
	2021	475,533	-	65,315	85,217	21,041	5,662	7,594	514,543
	2020	488,880	14,535	76,024	67,939	(20,526)	(738)	7,204	437,792

Notes:

1.	There was no pension service cost or prior service cost in the years included in the table.

2.	There were no stock awards that were granted and vested in the same year.

3.	There were no modifications to stock-based awards during the years included in the table.

4.	The valuation assumptions used to calculate equity award fair values did not materially differ from those used at the time of grant.

5.	There were no other earnings paid on stock or option awards in the covered fiscal years prior to the vesting dates that were not otherwise included in total compensation.

The Corporation has selected Pre-Tax Pre-Provision Net Revenue Less Net-Charge Offs as a percentage of Average Equity ((PPNR-NCOs)/Average Equity) as its “Company-Selected Measure,” meaning the most important measure the Corporation used in linking compensation actually paid in 2024 to company performance. The Corporation’s calculations of (PPNR-NCOs)/Average Equity reflect adjustments to earnings determined based on U.S. GAAP to eliminate amounts identified as “extraordinary occurrences” as described in the 2024 Annual Incentive Plan Award document. Reconciliation of the Corporation’s earnings under U.S. GAAP to the non-GAAP earnings amount included in (PPNR-NCOs)/Average Equity for each year included in the Pay Versus Performance table is presented in the following table.

	Year Ended December 31,
(Dollars In Thousands)	2020	2021	2022	2023	2024
Net Income	$19,222	$30,554	$26,618	$24,148	$25,958
Add: Provision for income taxes	3,990	7,133	5,732	6,335	5,913
Add: Provision for credit losses	3,913	3,661	7,255	186	2,195
Add: Adjustment to reflect net interest income on a fully taxable-equivalent basis	980	1,135	1,226	919	819
Less: curtailment gain on Postretirement Plan	0	0	0	0	(469)
Add (less): realized (gains) losses on available-for-sale s debt securities	(169)	(24)	(20)	3,036	0
Less: enhancement fee Included in noninterest income related to purchase of BOLI	0	0	0	(2,100)	0
Add: professional fees expense related to broker-dealer conversion	0	0	0	389	0
Add (Less): realized loss (gain) on marketable securities	(21)	29	112	(12)	8
Less: gain on sale of land	0	(46)	0	0	0
Add: merger-related expenses	7,708	0	0	0	0
Add: loss on prepayment of borrowings	1,636	0	0	0	0
Pre-Provision Net Revenue (PPNR) - Non-GAAP	$37,259	$42,442	$40,923	$32,901	$34,424
Net Charge-offs (NCOs)	$(2,364)	$(1,509)	$(4,177)	$(264)	$(1,603)
PPNR Less Net Charge-offs	$34,895	$40,933	$36,746	$32,637	$32,821
Average Equity	$273,351	$301,226	$265,093	$248,494	$265,884
PPNR less NCOs as a percentage of Average Equity	12.77%	13.59%	13.86%	13.13%	12.34%

Company Selected Measure Name	(PPNR- NCOs)/ Average Equity
Named Executive Officers, Footnote

Mr. Scovill, the CEO, was the PEO in each of the five years presented in the table above. The non-PEO named executive officers included in table above are Mr. Hughes, Mr. Hoose, Mr. Rush and Stan Dunsmore for 2020 through 2023 and Ms. Cwiklinski in 2024.

PEO Total Compensation Amount	$ 1,445,245	$ 1,225,587	$ 1,088,120	$ 1,109,193	$ 1,045,911
PEO Actually Paid Compensation Amount	$ 1,357,418	1,219,593	915,313	1,203,089	952,598
Adjustment To PEO Compensation, Footnote

A reconciliation of Summary Compensation Table Total amounts to amounts described as “Actually Paid” for each year in the Pay Versus Performance table above is presented in the following table.

						Add: Change in		Less: Fair Value
					Add: Fair Value	Fair Value of		at End of Prior
				Less: Stock	at Year-end of	Awards	Add: Change in	Year of any
				Awards from	Stock Awards	Granted in	Fair Value of	Awards
				Summary	Granted	any	Shares that	Granted
				Compensation	During the	Prior Year	Vested as of	in a Prior Year
				Table	Year that are	that are	the Vesting	that Failed to
		Summary	Less:	Valued	Outstanding	Outstanding	Date as	Meet Vesting	Total
		Compensation	Change in	Based on	and Unvested	and Unvested	Compared	Conditions	Compensation
		Table	Pension	Fair Value at	at the End	at the End	to the End of	in the	Actually
	Year	Total	Value	Grant Date	of the Year	of the Year	the Prior Year	Covered Year	Paid
PEO	2024	1,445,245	-	577,792	530,565	(25,918)	(14,682)	-	1,357,418
	2023	1,225,587	-	132,301	127,088	(4,102)	3,321	-	1,219,593
	2022	1,088,120	-	224,429	170,879	(21,457)	(6,693)	91,107	915,313
	2021	1,109,193	-	213,754	278,883	45,198	9,222	25,653	1,203,089
	2020	1,045,911	-	196,638	175,723	(52,243)	(1,905)	18,250	952,598
AVERAGE OF	2024	535,116	-	64,702	59,478	(8,886)	(4,430)	-	516,576
NON-PEO	2023	478,533	4,252	49,531	47,580	(1,448)	(1,071)	-	469,811
NEOs	2022	463,238	-	85,869	65,197	(8,644)	(3,198)	26,303	404,421
	2021	475,533	-	65,315	85,217	21,041	5,662	7,594	514,543
	2020	488,880	14,535	76,024	67,939	(20,526)	(738)	7,204	437,792

Notes:

1.	There was no pension service cost or prior service cost in the years included in the table.
2.	There were no stock awards that were granted and vested in the same year.
3.	There were no modifications to stock-based awards during the years included in the table.
4.	The valuation assumptions used to calculate equity award fair values did not materially differ from those used at the time of grant.
5.	There were no other earnings paid on stock or option awards in the covered fiscal years prior to the vesting dates that were not otherwise included in total compensation.

Non-PEO NEO Average Total Compensation Amount	$ 535,116	478,533	463,238	475,533	488,880
Non-PEO NEO Average Compensation Actually Paid Amount	$ 516,576	469,811	404,421	514,543	437,792
Adjustment to Non-PEO NEO Compensation Footnote

A reconciliation of Summary Compensation Table Total amounts to amounts described as “Actually Paid” for each year in the Pay Versus Performance table above is presented in the following table.

						Add: Change in		Less: Fair Value
					Add: Fair Value	Fair Value of		at End of Prior
				Less: Stock	at Year-end of	Awards	Add: Change in	Year of any
				Awards from	Stock Awards	Granted in	Fair Value of	Awards
				Summary	Granted	any	Shares that	Granted
				Compensation	During the	Prior Year	Vested as of	in a Prior Year
				Table	Year that are	that are	the Vesting	that Failed to
		Summary	Less:	Valued	Outstanding	Outstanding	Date as	Meet Vesting	Total
		Compensation	Change in	Based on	and Unvested	and Unvested	Compared	Conditions	Compensation
		Table	Pension	Fair Value at	at the End	at the End	to the End of	in the	Actually
	Year	Total	Value	Grant Date	of the Year	of the Year	the Prior Year	Covered Year	Paid
PEO	2024	1,445,245	-	577,792	530,565	(25,918)	(14,682)	-	1,357,418
	2023	1,225,587	-	132,301	127,088	(4,102)	3,321	-	1,219,593
	2022	1,088,120	-	224,429	170,879	(21,457)	(6,693)	91,107	915,313
	2021	1,109,193	-	213,754	278,883	45,198	9,222	25,653	1,203,089
	2020	1,045,911	-	196,638	175,723	(52,243)	(1,905)	18,250	952,598
AVERAGE OF	2024	535,116	-	64,702	59,478	(8,886)	(4,430)	-	516,576
NON-PEO	2023	478,533	4,252	49,531	47,580	(1,448)	(1,071)	-	469,811
NEOs	2022	463,238	-	85,869	65,197	(8,644)	(3,198)	26,303	404,421
	2021	475,533	-	65,315	85,217	21,041	5,662	7,594	514,543
	2020	488,880	14,535	76,024	67,939	(20,526)	(738)	7,204	437,792

Notes:

1.	There was no pension service cost or prior service cost in the years included in the table.
2.	There were no stock awards that were granted and vested in the same year.
3.	There were no modifications to stock-based awards during the years included in the table.
4.	The valuation assumptions used to calculate equity award fair values did not materially differ from those used at the time of grant.
5.	There were no other earnings paid on stock or option awards in the covered fiscal years prior to the vesting dates that were not otherwise included in total compensation.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

A list of performance measures the Corporation considers the most important inputs for linking executive compensation with financial performance is as follows:

1.	PPNR less NCOs as a Percentage of Average Equity (as described above)

2.	PPNR less NCOs as a Percentage of Average Assets

3.	Average Deposits, Excluding Brokered Deposits

4.	Net Interest Income on a Fully Taxable-Equivalent Basis

5.	Noninterest Income, excluding Security Gains or Losses and Wealth Management Revenue

6.	Efficiency Ratio

7.	Total Wealth Management Revenue

Each of these performance measures is described in detail in the Compensation Discussion and Analysis section.

Total Shareholder Return Amount	$ 85.52	97.39	93.91	102.47	74.23
Peer Group Total Shareholder Return Amount	128.85	106.87	110.67	132.19	92.5
Net Income (Loss)	$ 25,958,000	$ 24,148,000	$ 26,618,000	$ 30,554,000	$ 19,222,000
Company Selected Measure Amount	12.34	13.13	13.86	13.59	12.77
PEO Name	Mr. Scovill
Income Tax Expense (Benefit)	$ 5,913,000	$ 6,335,000	$ 5,732,000	$ 7,133,000	$ 3,990,000
Provision for Loan, Lease, and Other Losses	2,195,000	186,000	7,255,000	3,661,000	3,913,000
Adjustments To Reflect Net Interest Income On Fully Taxable Equivalent Basis	819,000	919,000	1,226,000	1,135,000	980,000
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Curtailment	(469,000)	0	0	0	0
Gain (Loss) on Sale of Investments	0	3,036,000	(20,000)	(24,000)	(169,000)
Enhancement Fee Related to Purchase of Bank Owned Life Insurance, Before Tax	0	(2,100,000)	0	0	0
Broker Dealer Conversion, Professional Fees Expense	0	389,000	0	0	0
Equity Securities, FV-NI, Unrealized Gain (Loss)	8,000	(12,000)	112,000	29,000	(21,000)
Gain (Loss) on Disposition of Property Plant Equipment	0	0	0	(46,000)	0
Business Combination, Acquisition Related Costs	0	0	0	0	7,708,000
Loss On Prepayment Of Borrowings, Before Tax	0	0	0	0	1,636,000
Pre Provision Net Revenue	34,424,000	32,901,000	40,923,000	42,442,000	37,259,000
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff (Recovery)	(1,603,000)	(264,000)	(4,177,000)	(1,509,000)	(2,364,000)
Pre Provision Net Revenue Less Net Charge Offs	32,821,000	32,637,000	36,746,000	40,933,000	34,895,000
Stockholders' Equity, Average Amount Outstanding	$ 265,884,000	248,494,000	265,093,000	301,226,000	273,351,000
Measure:: 1
Pay vs Performance Disclosure
Name	1.PPNR less NCOs as a Percentage of Average Equity (as described above)
Non-GAAP Measure Description

The Corporation has selected Pre-Tax Pre-Provision Net Revenue Less Net-Charge Offs as a percentage of Average Equity ((PPNR-NCOs)/Average Equity) as its “Company-Selected Measure,” meaning the most important measure the Corporation used in linking compensation actually paid in 2024 to company performance. The Corporation’s calculations of (PPNR-NCOs)/Average Equity reflect adjustments to earnings determined based on U.S. GAAP to eliminate amounts identified as “extraordinary occurrences” as described in the 2024 Annual Incentive Plan Award document. Reconciliation of the Corporation’s earnings under U.S. GAAP to the non-GAAP earnings amount included in (PPNR-NCOs)/Average Equity for each year included in the Pay Versus Performance table is presented in the following table.

	Year Ended December 31,
(Dollars In Thousands)	2020	2021	2022	2023	2024
Net Income	$19,222	$30,554	$26,618	$24,148	$25,958
Add: Provision for income taxes	3,990	7,133	5,732	6,335	5,913
Add: Provision for credit losses	3,913	3,661	7,255	186	2,195
Add: Adjustment to reflect net interest income on a fully taxable-equivalent basis	980	1,135	1,226	919	819
Less: curtailment gain on Postretirement Plan	0	0	0	0	(469)
Add (less): realized (gains) losses on available-for-sale s debt securities	(169)	(24)	(20)	3,036	0
Less: enhancement fee Included in noninterest income related to purchase of BOLI	0	0	0	(2,100)	0
Add: professional fees expense related to broker-dealer conversion	0	0	0	389	0
Add (Less): realized loss (gain) on marketable securities	(21)	29	112	(12)	8
Less: gain on sale of land	0	(46)	0	0	0
Add: merger-related expenses	7,708	0	0	0	0
Add: loss on prepayment of borrowings	1,636	0	0	0	0
Pre-Provision Net Revenue (PPNR) - Non-GAAP	$37,259	$42,442	$40,923	$32,901	$34,424
Net Charge-offs (NCOs)	$(2,364)	$(1,509)	$(4,177)	$(264)	$(1,603)
PPNR Less Net Charge-offs	$34,895	$40,933	$36,746	$32,637	$32,821
Average Equity	$273,351	$301,226	$265,093	$248,494	$265,884
PPNR less NCOs as a percentage of Average Equity	12.77%	13.59%	13.86%	13.13%	12.34%

Measure:: 2
Pay vs Performance Disclosure
Name	2.PPNR less NCOs as a Percentage of Average Assets
Measure:: 3
Pay vs Performance Disclosure
Name	3.Average Deposits, Excluding Brokered Deposits
Measure:: 4
Pay vs Performance Disclosure
Name	4.Net Interest Income on a Fully Taxable-Equivalent Basis
Measure:: 5
Pay vs Performance Disclosure
Name	5.Noninterest Income, excluding Security Gains or Losses and Wealth Management Revenue
Measure:: 6
Pay vs Performance Disclosure
Name	6.Efficiency Ratio
Measure:: 7
Pay vs Performance Disclosure
Name	7.Total Wealth Management Revenue
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,682)	3,321	(6,693)	9,222	(1,905)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(577,792)	(132,301)	(224,429)	(213,754)	(196,638)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	530,565	127,088	170,879	278,883	175,723
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,918)	(4,102)	(21,457)	45,198	(52,243)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(91,107)	(25,653)	(18,250)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,252)			(14,535)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,430)	(1,071)	(3,198)	5,662	(738)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,702	(49,531)	(85,869)	(65,315)	(76,024)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	59,478	47,580	65,197	85,217	67,939
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,886)	(1,448)	(8,644)	21,041	(20,526)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (26,303)	$ (7,594)	$ (7,204)